UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 33-56853

Morgan Stanley Balanced Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: January 31, 2008

Date of reporting period: January 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Balanced Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended January 31, 2008

Total Return for the 12 Months Ended January 31, 2008

Class A	Class B	Class C	Class D	Russell 1000® Value Index[1]	Lehman Brothers U.S. Govern- ment/ Credit Index[2]	Lipper Mixed- Asset Target Allocation Growth Funds Index[3]
–0.42%	–1.20%	–1.19%	–0.23%	–5.38%	9.36%	1.23%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Recession fears and the credit crisis kept financial markets volatile during the 12 months ended January 31, 2008. Early in the period, strong corporate earnings growth, robust merger and acquisition activity, and a generally positive outlook for the U.S. and global economies supported the stock and bond markets’ advance. The Federal Open Market Committee (the ‘‘Fed’’) had kept its target federal funds rate on hold since August 2006, giving confidence to investors that inflation was under control. However, pockets of turbulence erupted at several points throughout the first half of the year, notably in late February and again in June, as investors responded to volatility in China’s stock markets, concerns about a slowing U.S. economy, rising oil prices, and initial signs of distress in the subprime mortgage market.

While price volatility turned out to be short-lived in those occurrences, the underlying pressures continued to build. In the second half of 2007, the subprime market’s woes spread across the economy, causing the credit markets to significantly tighten. The Fed acted quickly to increase liquidity into the financial system in August, and also delivered a positive surprise to investors in the form of a larger-than-expected federal funds target rate cut in September. However, a host of other troubling signs, including higher oil prices, a weak housing market and declines in consumer spending, dampened investors’ economic outlooks going into year end. Moreover, in the third and fourth quarters, year-over-year corporate earnings growth turned negative for the first time since 2002. In January 2008, economic data continued to show deteriorating economic conditions, adding more weight to recession concerns. Although the Fed continued to lower the target federal funds rate through year-end and into January in attempt to head off recession, the stock market ended the period lower.

Value stocks (which comprise the Russell 1000® Value Index and generally represent the Fund’s universe of investable stocks) underperformed the broad market during the period. Given the uncertainties about economic growth, investors turned away from value stocks toward growth stocks, which are perceived to have greater potential for above-average growth in less robust economic conditions. However, large cap stocks outperformed small and mid-cap stocks, providing some support to the Fund’s primarily large-cap oriented portfolio.

Within the fixed income market, investors grew increasingly risk averse in light of the subprime mortgage market debacle, which led to a ‘‘flight to quality’’ that helped U.S. Treasury securities outperform other areas of the fixed income market for the period under review. Widening credit spreads led corporate issues to underperform other major segments of the fixed income markets. Despite the widening, however, credit spreads still remained narrow by historical standards. Within the investment-grade corporate sector, higher-rated (AAA) issues outpaced the middle investment grade issues. The industrials and utilities sectors handily outpaced the financials sector, which was hit hardest by the recent liquidity crisis. Overall, short-term issues outperformed intermediate- and long-dated issues.

Performance Analysis

All share classes of Morgan Stanley Balanced Fund outperformed the Russell 1000® Value Index, and underperformed the Lehman Brothers U.S. Government/Credit Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index for the 12 months ended January 31, 2008, assuming no deduction of applicable sales charges.

Relative to the Russell 1000 Value Index, the Fund’s stock allocation for the period benefited primarily from an underweight to the financial sector (although we note that all sector weights are a result of our bottom-up stock selection process and are not intentional top-down allocations). Limited exposures to regional banks and diversified financial companies, and no holdings in real estate investment trusts, helped minimize the Fund’s exposure to the damage caused by the subprime mortgage collapse. The materials sector also bolstered relative performance, but this was primarily due to a single holding which generates a larger share of its business in the health care sector than in the materials sector. The positive influence of both an overweight allocation and strong stock selection in the consumer staples sector contributed to relative returns, as well.

Detractors from the stock allocation’s relative performance included an underweight in the energy sector for the period. The technology sector was another area of weakness, due to an overweight in the sector overall and weak stock selection especially in the hardware and equipment industry. Stock selection in the health care sector further hampered relative performance. Here, one of the Fund’s pharmaceutical holdings declined in value after the results of a comparative study between the company’s branded drug and a generic version of the drug revealed less than favorable results for the branded drug.

Within the fixed income portfolio, we employed a defensive interest rate strategy by keeping the Fund’s duration* shorter than that of the benchmark Lehman Brothers U.S. Government/Credit Index throughout the 12-month period. Although this strategy was beneficial early in the period when interest rates were rising, it detracted from performance for the overall reporting year as Fed easing in the latter months caused rates to decline significantly.

In March of this year, the Fund’s yield curve positioning was adjusted to underweight longer dated issues and overweight intermediate dated issues. This was particularly additive to performance as the spread between intermediate- and long-dated yields widened and the curve steepened during the summer. Subsequently, the overall yield curve position was reduced in August, which further benefited relative performance.

During the majority of the period, we held an underweight position to agency mortgage-backed securities (MBS), with a focus on high-coupon, slow-prepaying agency issues, and an overweight to non-agency mortgages issued to high quality borrowers. With the recent turmoil in the mortgage market and the drying up of liquidity, all mortgage segments struggled during the period. As such, the underweight to agency mortgage-backed securities was beneficial, but the positive influence was more than offset by the poor price performance and relative overweight of the non-agency position. In November, the agency MBS position was increased from an underweight to a neutral allocation relative to the Lehman Brothers U.S. Government/Credit Index.

We have held an underweight corporate debt position for some time now, and this position benefited relative performance, with much of this positive contribution coming in later months of the period as credit spreads widened.

At the end of the period, the Fund held 66% in stocks and 34% in fixed income securities.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising interest-rate environments, while funds with longer durations perform better when rates decline.

TOP 10 HOLDINGS
Federal National Mortgage Assoc. (non-equity securities)	7.1%
U.S. Treasury Securities	4.0
Wal-Mart Stores, Inc.	2.5
JPMorgan Chase & Co.	2.5
Bayer AG (ADR) (Germany)	2.2
Abbott Laboratories	2.0
Verizon Communications, Inc.	2.0
Time Warner, Inc.	1.9
Marsh & McLennan Companies, Inc.	1.8
Schering-Plough Corp.	1.6

PORTFOLIO COMPOSITION**
Common Stocks	65.7%
U.S. Government Agencies & Obligations	11.6
Corporate Bonds	8.5
Collateralized Mortgage Obligations	5.5
Asset-Backed Securities	3.7
Short-Term Investments	5.0

** Does not include open long/short futures contracts with an underlying face amount of $60,321,184 with net unrealized appreciation of $470,106. Also does not include open swap contracts with net unrealized appreciation of $2,966,224.
Data as of January 31, 2008. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 60 percent of its assets in common stocks and securities convertible into common stocks and at least 25 percent of its assets in fixed-income securities. Within these limitations, the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., may purchase or sell securities in any proportion it believes desirable based on its assessment of business, economic and investment conditions.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

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Performance Summary

Performance of $10,000 Investment — Class C
Over 10 Years

               Average Annual Total Returns — Period Ended January 31, 2008

	Class A Shares* (since 07/28/97)		Class B Shares** (since 07/28/97)		Class C Shares† (since 03/28/95)		Class D Shares†† (since 07/28/97)
Symbol	BGRAX		BGRBX		BGRCX		BGRDX
1 Year	(0.42)%	[4]	(1.20)%	[4]	(1.19)%	[4]	(0.23)%	[4]
	(5.64)	[5]	(5.84)	[5]	(2.11)	[5]	—
5 Years	10.20	[4]	9.36	[4]	9.37	[4]	10.45	[4]
	9.01	[5]	9.08	[5]	9.37	[5]	—
10 Years	5.88	[4]	5.22	[4]	5.08	[4]	6.12	[4]
	5.31	[5]	5.22	[5]	5.08	[5]	—
Since Inception	6.05	[4]	5.44	[4]	8.12	[4]	6.30	[4]
	5.51	[5]	5.44	[5]	8.12	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Mixed-Asset Target Allocation Growth Funds classification as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on January 31, 2008.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/07 – 01/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/01/07	01/31/08	08/01/07 – 01/31/08
Class A
Actual (−2.24% return)	$1,000.00	$977.60	$5.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.01	$5.24
Class B
Actual (−2.56% return)	$1,000.00	$974.40	$8.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.23	$9.05
Class C
Actual (−2.62% return)	$1,000.00	$973.80	$8.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.23	$9.05
Class D
Actual (−2.11% return)	$1,000.00	$978.90	$3.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.27	$3.97

*	Expenses are equal to the Fund’s annualized expense ratios of 1.03%, 1.78%, 1.78% and 0.78% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (66.7%)
	Aerospace & Defense (1.2%)
64,070	Raytheon Co.	$4,173,520
	Beverages: Non-Alcoholic (1.3%)
75,210	Coca-Cola Co. (The)	4,450,176
	Cable/Satellite TV (0.5%)
98,989	Comcast Corp. (Class A)	1,797,640
	Casino/Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp. (a)*	0
	Chemicals: Major Diversified (2.6%)
91,730	Bayer AG (ADR) (Germany)	7,490,241
25,260	Du Pont (E.I.) de Nemours & Co.	1,141,247
		8,631,488
	Computer Communications (0.5%)
70,200	Cisco Systems, Inc.*	1,719,900
	Computer Peripherals (0.2%)
30,400	EMC Corp.*	482,448
	Computer Processing Hardware (0.7%)
54,392	Hewlett-Packard Co.	2,379,650
	Discount Stores (2.5%)
168,460	Wal-Mart Stores, Inc.	8,571,245
	Drugstore Chains (0.2%)
197,000	Rite Aid Corp.*	583,120
	Electric Utilities (3.9%)
114,530	American Electric Power Co., Inc.	4,905,320
40,820	Entergy Corp.	4,415,908
46,900	FirstEnergy Corp.	3,340,218
15,000	NRG Energy, Inc.*	578,850
		13,240,296
	Electronics/Appliances (0.5%)
33,000	Sony Corp. (ADR) (Japan)	1,567,170
	Finance/Rental/Leasing (0.7%)
81,559	Freddie Mac	2,478,578
	Financial Conglomerates (3.6%)
136,064	Citigroup, Inc.	3,839,726
174,262	JPMorgan Chase & Co.	8,286,158
		12,125,884

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified (2.5%)
56,600	ConAgra Foods Inc.	$1,218,598
98,167	Kraft Foods Inc. (Class A)	2,872,366
136,370	Unilever N.V. (NY Registered Shares) (Netherlands)	4,434,752
		8,525,716
	Food: Specialty/Candy (1.0%)
77,340	Cadbury Schweppes PLC (ADR) (United Kingdom)	3,431,576
	Home Improvement Chains (0.4%)
48,570	Home Depot, Inc. (The)*	1,489,642
	Household/Personal Care (1.6%)
33,980	Estee Lauder Companies, Inc. (The) (Class A)	1,433,956
20,180	Kimberly-Clark Corp.	1,324,817
41,420	Procter & Gamble Co. (The)	2,731,649
		5,490,422
	Industrial Conglomerates (3.6%)
147,210	General Electric Co.	5,212,706
38,070	Siemens AG (ADR) (Germany)	4,941,486
50,577	Tyco International Ltd. (Bermuda)	1,990,711
		12,144,903
	Insurance Brokers/Services (1.8%)
218,286	Marsh & McLennan Companies, Inc.	6,024,694
	Integrated Oil (3.1%)
27,666	ConocoPhillips	2,222,133
36,310	Exxon Mobil Corp.	3,137,184
12,700	Marathon Oil Corp.	594,995
64,610	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	4,613,800
		10,568,112
	Internet Software/Services (0.7%)
128,808	Yahoo! Inc.*	2,470,537
	Investment Banks/Brokers (2.6%)
35,449	Bear Stearns Companies, Inc. (The)	3,201,045
111,680	Charles Schwab Corp. (The)	2,490,464
18,995	Lehman Brothers Holdings Inc.	1,218,909
33,694	Merrill Lynch & Co., Inc.	1,900,342
		8,810,760
	Life/Health Insurance (0.4%)
85,289	Aegon N.V. (NY Registered Shares) (Netherlands)	1,268,247

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

NUMBER OF SHARES		VALUE
	Major Banks (1.7%)
71,573	Bank of America Corp.	$3,174,263
39,271	PNC Financial Services Group, Inc.	2,576,963
		5,751,226
	Major Telecommunications (3.4%)
27,406	Embarq Corp.	1,241,492
79,320	France Telecom S.A. (ADR) (France)	2,804,755
77,380	Sprint Nextel Corp.	814,811
170,657	Verizon Communications, Inc.	6,628,318
		11,489,376
	Managed Health Care (0.2%)
15,990	CIGNA Corp.	786,068
	Media Conglomerates (3.3%)
373,050	Time Warner, Inc.	5,871,807
133,187	Viacom Inc. (Class B)*	5,162,328
		11,034,135
	Medical Specialties (1.4%)
37,160	Applera Corp. – Applied Biosystems Group	1,171,655
124,170	Boston Scientific Corp.*	1,506,182
44,797	Covidien Ltd.	1,999,290
		4,677,127
	Motor Vehicles (0.3%)
36,330	Honda Motor Co., Ltd. (ADR) (Japan)	1,145,848
	Multi-Line Insurance (0.7%)
30,510	Hartford Financial Services Group, Inc. (The)	2,464,293
	Oil & Gas Pipelines (0.5%)
49,370	Williams Companies, Inc. (The)	1,578,359
	Oil & Gas Production (1.4%)
12,780	Devon Energy Corp.	1,086,044
54,990	Occidental Petroleum Corp.	3,732,171
		4,818,215
	Oilfield Services/Equipment (0.5%)
22,700	Schlumberger Ltd. (Netherlands Antilles)	1,712,942
	Packaged Software (0.7%)
30,800	Oracle Corp.*	632,940
89,047	Symantec Corp.*	1,596,613
		2,229,553

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major (7.6%)
124,320	Abbott Laboratories	$6,999,216
182,270	Bristol-Myers Squibb Co.	4,226,841
46,860	Novartis AG (ADR) (Switzerland)	2,371,585
37,160	Roche Holdings AG (ADR) (Switzerland)	3,388,063
271,600	Schering-Plough Corp.	5,315,212
87,170	Wyeth	3,469,366
		25,770,283
	Precious Metals (1.0%)
59,350	Newmont Mining Corp.	3,225,079
	Property – Casualty Insurers (2.5%)
77,610	Chubb Corp. (The)	4,019,422
94,732	Travelers Companies, Inc. (The)	4,556,609
		8,576,031
	Restaurants (0.4%)
72,800	Starbucks Corp.*	1,376,648
	Semiconductors (0.8%)
131,506	Intel Corp.	2,787,927
	Specialty Stores (0.4%)
81,959	Office Depot, Inc.*	1,215,452
	Telecommunication Equipment (0.7%)
378,280	Alcatel – Lucent (ADR) (France)	2,394,512
	Tobacco (1.0%)
43,470	Altria Group, Inc.	3,295,894
	Investment Trusts/Mutual Funds (2.1%)
161,268	Financial Select Sector Spdr (ETF)	4,699,350
31,900	iShares Russell 1000 Value Fund (ETF)	2,451,834
		7,151,184
	Total Common Stocks (Cost $215,648,044)	225,905,876

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (8.7%)
	Aerospace & Defense (0.1%)
$507	Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664%	09/15/13	514,880
	Airlines (0.1%)
424	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	419,889

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Beverages: Alcoholic (0.2%)
$350	FBG Finance Ltd. – 144A** (Australia)	5.125%		06/15/15	$349,214
440	Miller Brewing Co. – 144A**	4.25		08/15/08	441,774
					790,988
	Cable/Satellite TV (0.1%)
230	Comcast Cable Communications, Inc.	6.75		01/30/11	242,455
60	Comcast LCI Holdings	7.625		02/15/08	60,047
					302,502
	Chemicals: Major Diversified (0.1%)
240	ICI Wilmington Inc.	4.375		12/01/08	241,416
	Department Stores (0.0%)
50	Federated Department Stores, Inc.	6.625		09/01/08	50,681
80	May Department Stores Co.	5.95		11/01/08	80,802
					131,483
	Drugstore Chains (0.1%)
50	CVS Caremark Corp.	5.75		06/01/17	51,764
110	CVS Corp.	5.75		08/15/11	115,229
293	CVS Lease Pass-Through – 144A**	6.036		12/10/28	280,854
					447,847
	Electric Utilities (0.8%)
320	Arizona Public Service Co.	5.80		06/30/14	326,642
360	Carolina Power & Light Co.	5.125		09/15/13	374,979
95	CenterPoint Energy Resources, Corp.	6.25		02/01/37	90,999
55	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	62,151
125	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	132,741
200	Consumers Energy Co. (Series H)	4.80		02/17/09	201,315
165	Detroit Edison Co. (The)	6.125		10/01/10	174,628
145	Entergy Gulf States, Inc.	3.60		06/01/08	144,318
285	Entergy Gulf States, Inc.	5.524	†	12/01/09	278,718
120	Ohio Edison Co.	6.40		07/15/16	126,707
330	Ohio Power Company (Series K)	6.00		06/01/16	341,739
205	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	210,530
180	Texas Eastern Transmission	7.00		07/15/32	199,821
					2,665,288

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Electrical Products (0.1%)
$340	Cooper Industries, Inc.	5.25%		11/15/12	$353,273
	Electronics/Appliances (0.1%)
260	LG Electronics Inc. – 144A** (South Korea)	5.00		06/17/10	258,828
	Finance/Rental/Leasing (0.4%)
280	Capmark Financial Group Inc. – 144A**	5.875		05/10/12	205,024
115	Capmark Financial Group Inc. – 144A**	6.30		05/10/17	80,693
290	CIT Group Inc. (Series MTN)	4.75		08/15/08	289,078
310	Countrywide Home Loans, Inc. (Series L)	3.25		05/21/08	299,657
385	Nationwide Building Society – 144A** (United Kingdom)	4.25		02/01/10	390,613
					1,265,065
	Financial Conglomerates (0.6%)
1,000	Associates Corp. of North America	6.25		11/01/08	1,018,760
55	Bank One Corp. (Series A)	6.00		02/17/09	56,083
55	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	54,565
485	Chase Manhattan Corp.	6.00		02/15/09	494,459
215	Citigroup Inc.	5.875		05/29/37	203,238
175	General Electric Capital Corp. (Series A)	4.25		12/01/10	178,231
80	Prudential Financial Inc.	6.625		12/01/37	81,460
					2,086,796
	Food Retail (0.1%)
330	Fred Meyer, Inc.	7.45		03/01/08	330,818
	Food: Major Diversified (0.1%)
170	ConAgra Foods, Inc.	7.00		10/01/28	181,073
105	ConAgra Foods, Inc.	8.25		09/15/30	126,247
					307,320
	Gas Distributors (0.1%)
285	NiSource Finance Corp.	5.585		11/23/09	278,161
	Home Improvement Chains (0.1%)
460	Home Depot Inc.	5.116	†	12/16/09	450,335

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Industrial Conglomerates (0.4%)
$975	General Electric Co.	5.25%		12/06/17	$985,461
295	Textron Financial Corp.	4.125		03/03/08	295,217
180	Textron Financial Corp. (Series MTN)	5.125		02/03/11	185,082
					1,465,760
	Insurance Brokers/Services (0.2%)
700	Farmers Exchange Capital – 144A**	7.05		07/15/28	663,076
	Investment Banks/Brokers (0.4%)
190	Bear Stearns Co, Inc.	6.40		10/02/17	180,684
205	Bear Stearns Co, Inc.	7.25		02/01/18	205,353
530	Goldman Sachs Group Inc.	6.75		10/01/37	521,599
470	Lehman Brothers Holdings, Inc.	6.875		07/17/37	458,710
					1,366,346
	Major Banks (0.8%)
185	Bank of America Corp.	5.75		12/01/17	190,699
250	Bank of New York Co., Inc. (The) (Series T)	3.80		02/01/08	250,000
225	HSBC Finance Corp.	6.75		05/15/11	236,999
250	Huntington National Bank (Series T)	4.375		01/15/10	252,869
555	MBNA Corp. (Series F)	5.308	†	05/05/08	555,729
175	Popular North America, Inc. (Series F)	5.65		04/15/09	173,952
585	UniCredit Luxembourg Finance S.A. – 144A** (Luxembourg)	3.768	†	10/24/08	584,107
420	Wells Fargo Company	5.625		12/11/17	432,438
					2,676,793
	Major Telecommunications (0.8%)
95	AT&T Corp.	8.00		11/15/31	114,661
385	AT&T Inc.	6.30		01/15/38	383,593
315	France Telecom S.A. (France)	8.50		03/01/31	402,480
230	SBC Communications, Inc.	6.15		09/15/34	224,773
255	Sprint Capital Corp.	8.75		03/15/32	250,765
210	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	208,891
200	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	197,817
325	Telefonica Europe BV (Netherlands)	8.25		09/15/30	399,589
400	Verizon New England Inc.	6.50		09/15/11	423,878
					2,606,447

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Managed Health Care (0.1%)
$230	UnitedHealth Group Inc.	5.204	†%	03/02/09	$228,430
170	UnitedHealth Group Inc.	4.125		08/15/09	170,763
					399,193
	Media Conglomerates (0.3%)
600	Time Warner, Inc.	5.109	†	11/13/09	582,621
315	Viacom, Inc.	6.875		04/30/36	308,731
					891,352
	Motor Vehicles (0.1%)
175	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	219,508
	Multi-Line Insurance (0.4%)
740	AIG SunAmerica Global Financing VI – 144A**	6.30		05/10/11	784,100
290	American General Finance Corp. (Series H)	4.625		09/01/10	293,051
20	American General Finance Corp. (Series I)	4.625		05/15/09	20,180
195	Equitable Co.	6.50		04/01/08	196,063
					1,293,394
	Oil & Gas Pipelines (0.1%)
290	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	290,510
	Oil Refining/Marketing (0.1%)
245	Valero Energy Corp.	3.50		04/01/09	245,106
	Other Metals/Minerals (0.1%)
405	Brascan Corp. (Canada)	7.125		06/15/12	412,408
	Property – Casualty Insurers (0.4%)
660	Mantis Reef Ltd. – 144A** (Australia)	4.692		11/14/08	663,554
135	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	144,651
630	Xlliac Global Funding – 144A**	4.80		08/10/10	627,922
					1,436,127
	Railroads (0.1%)
210	Burlington Santa Fe Corp.	6.125		03/15/09	214,516
95	Union Pacific Corp.	6.625		02/01/08	95,000
					309,516

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Real Estate Development (0.3%)
$568	World Financial Properties – 144A**	6.91%		09/01/13	$583,663
306	World Financial Properties – 144A**	6.95		09/01/13	307,500
					891,163
	Real Estate Investment Trusts (0.1%)
465	iStar Financial Inc.	5.496	†	03/09/10	414,200
	Regional Banks (0.2%)
660	Marshall & Ilsley Bank (Series T)	3.80		02/08/08	659,999
	Restaurants (0.1%)
255	Tricon Global Restaurants, Inc.	8.875		04/15/11	284,107
	Savings Banks (0.6%)
60	Household Finance Corp.	4.125		12/15/08	60,194
175	Household Finance Corp.	5.875		02/01/09	178,455
135	Household Finance Corp.	6.375		10/15/11	141,513
255	Household Finance Corp.	6.40		06/17/08	257,382
580	Sovereign Bancorp, Inc.	5.114	†	03/23/10	555,088
200	Sovereign Bank (Series CD)	4.00		02/01/08	200,000
290	Washington Mutual Bank	5.50		01/15/13	269,266
225	Washington Mutual Inc.	8.25		04/01/10	214,067
					1,875,965
	Total Corporate Bonds (Cost $29,285,903)				29,245,859
	U.S. Government Obligations (4.0%)
7,450	U.S. Treasury Note	5.375		02/15/31	8,540,151
4,755	U.S. Treasury Note ##	4.25		08/15/13	5,075,506
	Total U.S. Government Obligations (Cost $12,895,101)				13,615,657
	Mortgage-Backed Securities (7.7%)
	Federal Home Loan Mortgage Corp. Gold
118		6.50		01/01/31	123,932
271		7.50		08/01/11 – 06/01/32	292,197
	Federal Home Loan Mortgage Corp. (ARM)
566		5.613		04/01/37	581,518
801		5.718		01/01/37	817,835

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Assoc.
$573		6.50%	07/01/32 – 08/01/32	$598,155
2,125		7.00	07/01/18 – 11/01/34	2,269,229
450		7.00	###	472,922
1,525		7.50	08/01/23 – 09/01/35	1,650,202
489		8.00	05/01/24 – 02/01/32	532,150
7		9.50	12/01/20	8,113
	Federal National Mortgage Assoc. (ARM)
2,192		6.766	01/01/36	2,233,855
205		6.801	07/01/33	209,249
1,036		7.24	05/01/36	1,068,895
962		7.251	05/01/36	984,187
817		7.259	05/01/36	837,596
891		6.861	03/01/36	908,546
993		6.782	03/01/36	1,012,081
718		7.298	07/01/36	735,282
1,082		6.829	10/01/35	1,120,840
925		6.829	11/01/35	957,437
1,075		6.824	12/01/35	1,113,096
554		5.97	04/01/37	573,992
2,136		6.774	01/01/36	2,177,541
2,145		7.247	04/01/36	2,194,958
1,037		7.283	07/01/36	1,068,583
1,307		7.293	04/01/36	1,338,240
	Federal National Mortgage Assoc. (Dwarf)
81		7.00	07/01/11 – 06/01/12	84,779
	Government National Mortgage Assoc.
103		7.50	08/15/25 – 06/15/27	110,881
88		8.00	04/15/26 – 08/15/26	96,446
	Total Mortgage-Backed Securities (Cost $26,060,941)			26,172,737

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations (5.6%)
	U.S. Government Agencies (1.0%)
$593	Federal Home Loan Mortgage Corp.
	Whole Loan 2005-S001 2A2	3.526	†%	09/25/45	$586,199
	Federal National Mortgage Assoc.
1,018	2006-118 A2	3.436	†	12/25/36	996,226
846	2006-28 1A1	3.486	†	03/25/36	839,223
9,038	2006-59 IP (IO)	3.584	†	07/25/36	330,431
2,142	2005-68 XI (IO)	6.00		08/25/35	474,619
9,879	2006-28 1P (IO)	3.003	†	03/25/36	265,503
	Total U.S. Government Agencies				3,492,201
	Private Issues (4.6%)
591	Adjustable Rate Mortgage Trust 2005-6A 2A1	3.686	†	11/25/35	561,280
688	Alliance Bancorp Trust 2007-0A1 A1	3.616	†	07/25/37	648,513
	American Home Mortgage Assets
381	2007-5 A3	3.676	†	06/25/47	290,323
558	2006-5 A2	5.632	†	11/25/46	529,412
571	2007-5 A2	3.616	†	06/25/47	484,667
647	2006-2 2A2	3.606	†	09/25/46	580,421
	American Home Mortgage Investment Trust
843	2007-1 GA1C	3.566	†	05/25/47	785,286
292	2006-1 1A2	3.566	†	03/25/46	264,458
300	2006-1 1M1	3.756	†	03/25/46	211,591
	Bear Stearns Mortgage Funding Trust
594	2006-AR4 A1	3.586	†	12/25/36	559,400
598	2006-AR5 1A1	3.536	†	12/25/36	567,128
597	2007-AR1 1A2	3.586	†	01/25/37	541,619
693	2006-AR5 1A2	3.586	†	12/25/36	634,226
	Countrywide Alternative Loan Trust
896	2007-0A8 2A2	3.606	†	06/25/47	808,110
554	2005-56 2A3	6.162	†	11/25/35	542,462
363	2006-0A17 1A3	4.234	†	12/20/46	278,581
257	2006-0A21 A3	4.214	†	03/20/47	200,695
599	2007-0A10 2A1	3.626	†	09/25/47	561,647
3,542	2006-OA17 1XP (IO)	3.473	†	12/20/46	189,603
2,632	2004-25 2X (IO)	3.209	†	02/25/35	49,349
4,724	2006-0A21 X (IO)	3.639	†	03/20/47	269,059

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$591	DSLA Mortgage Loan Trust 2007-AR1 2A1A	4.074	†%	04/19/38	$552,036
1,235	GS Mortgage Securities Corp. 2006-0A1R A (IO)	3.816	†	08/25/35	48,642
	Harborview Mortgage Loan Trust
819	2006-14 2A1A	4.084	†	03/19/38	763,740
148	2005-16 B2	4.634	†	01/19/36	106,103
200	2006-SB1 M1	4.339	†	12/19/36	120,000
325	Master Adjustable Rate Mortgages Trust 2007-3 1M1	4.226	†	05/25/47	132,971
	Residential Accredited Loans, Inc.
333	2007-Q04 A1	3.576	†	05/25/47	312,092
524	2007-Q04 A2	3.636	†	05/25/47	477,330
310	2007-Q04 A3	3.676	†	05/25/47	241,366
661	2007-Q03 A3	3.636	†	03/25/47	504,602
521	Structured Adjustable Mortgage Rate Loan 2005-16XS A1	3.716	†	08/25/35	492,495
	Structured Asset Mortgage Investments Inc.
667	2006-AR6 2A2	3.606	†	07/25/46	591,439
225	2006-AR7 B1	3.746	†	08/25/36	160,624
	WAMU Mortgage Pass-Through Certificates
930	2007-OA6 CA1B	3.606	†	07/25/47	843,838
425	2005-AR13 A1A2	6.238	†	10/25/45	410,760
150	2006-AR5 A1B3	3.726	†	06/25/46	114,101
	Total Private Issues				15,429,969
	Total Collateralized Mortgage Obligations (Cost $20,023,050)				18,922,170
	Asset-Backed Securities (3.7%)
214	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	214,775
189	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	188,896
975	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	988,849
250	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31		10/20/09	251,427
875	Capital Auto Receivables Asset Trust 2007-SN1 A3B	5.088	†	07/15/10	867,695
323	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	326,481
825	Citibank Credit Card Issuance Trust 2007-A1 A1	4.874	†	03/22/12	818,262
525	Citibank Credit Card Issuance Trust 2007-A8 A8	5.65		09/20/19	533,859
11	CNH Equipment Trust 2005-A A3	4.02		04/15/09	10,891
468	CNH Equipment Trust 2005-B A3	4.27		01/15/10	468,629
154	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	154,145
417	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	420,396
567	GE Equipment Small Ticket LLC 2005-2A A3 – 144A**	4.88		10/22/09	571,063
250	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	253,098

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$150	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41%		06/15/12	$151,466
1,032	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,035,871
727	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	730,782
650	Hertz Vehicle Financing LLC 2005-2A A2 – 144A**	4.93		02/25/10	639,837
17	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	17,036
204	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	204,636
511	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	513,473
237	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	237,235
150	Lehman XS Trust 2006-16N M2	3.776	†	11/25/46	103,565
290	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	298,572
219	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	219,354
336	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	335,761
306	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	306,820
250	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	254,614
511	USAA Auto Owner Trust 2004-2 A4	3.58		02/15/11	510,952
70	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	70,337
339	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	339,996
133	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	132,987
446	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	447,427
	Total Asset-Backed Securities (Cost $12,583,565)				12,619,187

NUMBER OF CONTRACTS
Put Option Purchased (0.0%)
168	90 day Euro $ March/2008 @94.50 (Cost $9,672)	0

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investments (5.2%)
U.S. Government Obligation (b) (0.2%)
$650	U.S. Treasury Bill # (Cost $646,076)	3.15	04/10/08	646,076

NUMBER OF SHARES (000)
	Investment Company (c) (5.0%)
16,788	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $16,787,782)	16,787,782
	Total Short-Term Investments (Cost $17,433,858)	17,433,858

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

		VALUE
Total Investments (Cost $333,940,134) (d) (e)	101.6%	$343,915,344
Liabilities in Excess of Other Assets	(1.6)	(5,432,792)
Net Assets	100.0%	$338,482,552

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2008.
ETF	Exchange Traded Fund.
IO	Interest Only Security.
MTN	Medium Term Note.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
#	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $61,527.
##	Securities purchased on a forward commitment basis.
###	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
†	Floating rate security, rate shown is the rate in effect at January 31, 2008.
(a)	A security with a total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(d)	Securities have been designated as collateral in an amount equal to $45,542,033 in connection with open futures contracts, securities purchased on a forward commitment basis and open swap contracts.
(e)	The aggregate cost for federal income tax purposes is $335,460,475. The aggregate gross unrealized appreciation is $32,014,336 and the aggregate gross unrealized depreciation is $23,559,467 resulting in net unrealized appreciation of $8,454,869.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

Futures Contracts Open at January 31, 2008:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
136	Long	U.S. Treasury Note 5 Year,	$15,368,000	$392,378
		March 2008
25	Long	90 Day Euro$	6,068,438	99,654
		March 2008
15	Long	U.S. Treasury Note 2 Year,	3,198,281	44,893
		March 2008
13	Long	90 Day Euro$	3,154,613	47,842
		June 2009
11	Long	90 Day Euro$	2,674,788	59,580
		March 2009
10	Long	90 Day Euro$	2,438,875	59,789
		September 2008
10	Long	90 Day Euro$	2,435,875	57,289
		December 2008
9	Long	90 Day Euro$	2,193,975	53,247
		June 2008
16	Long	U.S. Treasury Note 5 Year,	1,801,250	(2,101)
		June 2008
1	Short	90 Day Euro$	(241,075)	(3,128)
		June 2010
3	Short	90 Day Euro$	(724,388)	(10,021)
		March 2010
6	Short	90 Day Euro$	(1,451,025)	(22,114)
		December 2009
7	Short	90 Day Euro$	(1,695,663)	(26,751)
		September 2009
26	Short	U.S. Treasury Bond 20 Year,	(3,102,125)	(50,951)
		March 2008
118	Short	U.S. Treasury Note 10 Year,	(13,772,813)	(229,500)
		March 2008

		Net Unrealized Appreciation		$470,106

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

Credit Default Swap Contracts Open at January 31, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International
Hartford Financial Services Group Inc.	Buy	$650	0.12%	December 20, 2011	$11,706
Goldman Sachs International
Motorola, Inc.	Buy	220	0.15	December 20, 2011	10,177
Goldman Sachs International
Motorola, Inc.	Buy	450	0.157	December 20, 2011	20,703
Goldman Sachs International
Union Pacific Corp.	Buy	325	0.20	December 20, 2011	4,115
Goldman Sachs International
Chubb Corp.	Buy	650	0.10	March 20, 2012	8,209
Goldman Sachs International
Dell Inc.	Buy	330	0.22	March 20, 2012	3,626
Citibank, N.A. New York
Covidien Ltd.	Buy	133	0.43	March 20, 2012	(366)
Citibank, N.A. New York
Covidien Ltd.	Buy	260	0.43	March 20, 2012	(713)
Citibank, N.A. New York
Tyco Electronics Ltd.	Buy	133	0.43	March 20, 2012	1,548
Citibank, N.A. New York
Tyco Electronics Ltd.	Buy	260	0.43	March 20, 2012	3,019
Citibank, N.A. New York
Tyco International Ltd.	Buy	133	0.43	March 20, 2012	1,548
Citibank, N.A. New York
Tyco International Ltd.	Buy	260	0.43	March 20, 2012	3,019
Bank of America, N.A.
Yum Brands	Buy	255	1.18	March 20, 2013	(3,651)
Credit Suisse Group
Arrow Electronics	Buy	280	1.00	March 20, 2015	(731)
Bank of America, N.A.
Sealed Air	Buy	75	1.08	March 20, 2018	—
Goldman Sachs International
Sealed Air	Buy	105	1.08	March 20, 2018	(221)
Bank of America, N.A.
Sealed Air	Buy	155	1.12	March 20, 2018	—

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Portfolio of Investments January 31, 2008 continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International
Sealed Air	Buy	$50	1.24%	March 20, 2018	$(737)
Bank of America, N.A.
Nordstrom	Buy	140	1.03	March 20, 2018	(395)
JP Morgan Chase Bank, N.A.
Nordstrom	Buy	135	1.07	March 20, 2018	(810)
JP Morgan Chase Bank, N.A.
Nordstrom	Buy	135	1.15	March 20, 2018	(1,667)
Lehman Brothers
Goodrich	Buy	150	0.45	March 20, 2018	24
Lehman Brothers
Goodrich	Buy	105	0.46	March 20, 2018	(70)
Goldman Sachs International
Goodrich	Buy	150	0.47	March 20, 2018	—
Goldman Sachs International
Dow Jones Index	Sell	235	0.60	December 20, 2012	—
Lehman Brothers
Dow Jones Index	Sell	465	0.60	December 20, 2012	(561)
Lehman Brothers
Dow Jones Index	Sell	230	0.60	December 20, 2012	363
	Net Unrealized Appreciation				$58,135

Interest Rate Swap Contracts Open at January 31, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND†	TERMINATION DATE	UNREALIZED APPRECIATION
Citibank N.A. New York	$2,900	Fixed Rate 5.337%	Floating Rate 5.498%	May 24, 2017	$256,012
JPMorgan Chase N.A. New York	8,500	Fixed Rate 5.34	Floating Rate 5.498	May 24, 2017	752,080
Deutsche Bank AG, New York	3,600	Fixed Rate 5.388	Floating Rate 5.030	May 25, 2017	332,208
JPMorgan Chase N.A. New York	4,300	Fixed Rate 5.448	Floating Rate 5.062	May 29, 2017	415,595
Citibank N.A. New York	3,500	Fixed Rate 5.448	Floating Rate 5.36	August 9, 2017	341,215
JPMorgan Chase N.A. New York	3,900	Fixed Rate 5.088	Floating Rate 5.725	September 11, 2017	261,339
Citibank N.A. New York	7,000	Fixed Rate 5.238	Floating Rate 5.20	September 27, 2017	549,640
	Total Unrealized Appreciation				$2,908,089

†	Floating rate represents USD-3 months LIBOR.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2008

Assets:
Investments in securities, at value (cost $317,152,352)	$327,127,562
Investment in affiliate, at value (cost $16,787,782)	16,787,782
Unrealized appreciation on open swap contracts	2,976,146
Receivable for:
Investments sold	1,197,903
Interest	963,857
Periodic interest on open swap contracts	490,573
Dividends	396,368
Dividends from affiliate	60,972
Shares of beneficial interest sold	60,056
Principal paydowns	18,693
Prepaid expenses and other assets	31,254
Total Assets	350,111,166
Liabilities:
Unrealized depreciation on open swap contracts	9,922
Payable for:
Investments purchased	6,464,782
Swap contracts collateral due to broker	3,940,000
Shares of beneficial interest redeemed	313,893
Periodic interest on open swap contracts	306,860
Distribution fee	219,605
Investment advisory fee	149,624
Variation margin	31,890
Administration fee	23,541
Premium received on open swap contracts	20,659
Transfer agent fee	13,613
Accrued expenses and other payables	134,225
Total Liabilities	11,628,614
Net Assets	$338,482,552
Composition of Net Assets:
Paid-in-capital	$320,796,568
Net unrealized appreciation	13,411,540
Accumulated undistributed net investment income	964,069
Accumulated undistributed net realized gain	3,310,375
Net Assets	$338,482,552
Class A Shares:
Net Assets	$114,929,268
Shares Outstanding (unlimited authorized, $.01 par value)	8,310,408
Net Asset Value Per Share	$13.83
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$14.60
Class B Shares:
Net Assets	$123,950,591
Shares Outstanding (unlimited authorized, $.01 par value)	8,957,072
Net Asset Value Per Share	$13.84
Class C Shares:
Net Assets	$99,121,274
Shares Outstanding (unlimited authorized, $.01 par value)	7,161,350
Net Asset Value Per Share	$13.84
Class D Shares:
Net Assets	$481,419
Shares Outstanding (unlimited authorized, $.01 par value)	34,831
Net Asset Value Per Share	$13.82

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Statements continued

Statement of Operations

For the year ended January 31, 2008

Net Investment Income:
Income
Interest	$5,884,536
Dividends (net of $152,184 foreign withholding tax)	6,244,592
Dividends from affiliate	364,626
Total Income	12,493,754
Expenses
Investment advisory fee	2,072,030
Distribution fee (Class A shares)	310,433
Distribution fee (Class B shares)	1,588,215
Distribution fee (Class C shares)	1,139,546
Transfer agent fees and expenses	465,542
Administration fee	318,774
Professional fees	82,833
Custodian fees	75,440
Registration fees	47,756
Shareholder reports and notices	43,385
Trustees’ fees and expenses	6,721
Other	52,062
Total Expenses	6,202,737
Less: amounts waived/reimbursed	(7,862)
Less: expense offset	(3,088)
Net Expenses	6,191,787
Net Investment Income	6,301,967
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	36,168,601
Futures contracts	(638,992)
Option contracts	(125,659)
Swap contracts	320,731
Net Realized Gain	35,724,681
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(46,742,644)
Futures contracts	725,356
Swap contracts	2,954,864
Option contracts	108,673
Net Change in Unrealized Appreciation/Depreciation	(42,953,751)
Net Loss	(7,229,070)
Net Decrease	$(927,103)

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JANUARY 31, 2008	FOR THE YEAR ENDED JANUARY 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,301,967	$4,250,794
Net realized gain	35,724,681	22,330,301
Net change in unrealized appreciation/depreciation	(42,953,751)	7,806,685
Net Increase (Decrease)	(927,103)	34,387,780
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(2,865,762)	(1,292,653)
Class B shares	(2,419,414)	(1,456,409)
Class C shares	(1,753,500)	(1,159,994)
Class D shares	(39,533)	(31,820)
Net realized gain
Class A shares	(5,466,736)	(4,941,049)
Class B shares	(6,246,619)	(8,342,064)
Class C shares	(4,782,146)	(6,103,928)
Class D shares	(25,315)	(100,627)
Total Dividends and Distributions	(23,599,025)	(23,428,544)
Net increase (decrease) from transactions in shares of beneficial interest	(73,394,430)	225,411,146
Net Increase (Decrease)	(97,920,558)	236,370,382
Net Assets:
Beginning of period	436,403,110	200,032,728
End of Period (Including accumulated undistributed net investment income of $964,069 and dividends in excess of net investment income of $26,810, respectively)	$338,482,552	$436,403,110

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008

1.   Organization and Accounting Policies

Morgan Stanley Balanced Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is capital growth with reasonable current income. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sale on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008 continued

securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Options — When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008 continued

is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F.   Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap (‘‘Buy Contract’’), or provide credit protection on the referenced obligation of the credit default swap (‘‘Sale Contract’’). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund’s books. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

G.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

H.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008 continued

its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended January 31, 2008, remains subject to examination by taxing authorities.

I.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investments Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A − up to 0.25% of the average daily net assets of Class A shares; (ii) Class B − up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C − up to 1.0% of the average daily net assets of Class C shares.

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008 continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,399,263 at January 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended January 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $179, $287,998 and $7,518, respectively and received $54,477 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended January 31, 2008, advisory fees paid were reduced by $7,862 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $364,626 for the year ended January 31, 2008. During the year ended January 31, 2008, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $90,178,677 and $73,390,895, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the year ended January 31, 2008 aggregated $235,121,768 and

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008 continued

$323,417,332, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $124,430,088 and $150,297,027, respectively. The Fund had purchases and a sale of $1,099,594 and $9,000, respectively, with other Morgan Stanley funds, including a net realized loss of $609.

For the year ended January 31, 2008, the Fund incurred brokerage commissions of $2,161 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell interest rate and index futures (‘‘futures contracts’’) to facilitate trading; increase or decrease Fund’s market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased.

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These futures and option contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk also may arise from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008 continued

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008 continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JANUARY 31, 2008		FOR THE YEAR ENDED JANUARY 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	403,287	$6,100,480	541,360	$7,983,706
Conversion from Class B	1,058,842	15,913,904	767,806	11,274,673
Shares issued in connection with the acquisition of Morgan Stanley Balanced Income Fund and Morgan Stanley Income Builder Fund	—	—	5,761,145	83,647,510
Reinvestment of dividends & distributions	475,537	6,895,607	360,793	5,266,799
Redeemed	(2,031,934)	(30,548,427)	(1,306,418)	(19,217,810)
Net increase (decrease) – Class A	(94,268)	(1,638,436)	6,124,686	88,954,878
CLASS B SHARES
Sold	423,406	6,372,359	513,859	7,552,220
Conversion to Class A	(1,058,215)	(15,913,904)	(767,637)	(11,274,673)
Shares issued in connection with the acquisition of Morgan Stanley Balanced Income Fund and Morgan Stanley Income Builder Fund	—	—	8,934,572	129,834,129
Reinvestment of dividends	485,643	7,033,796	545,524	7,933,329
Redeemed	(3,348,307)	(50,349,624)	(2,578,346)	(37,928,547)
Net increase (decrease) – Class B	(3,497,473)	(52,857,373)	6,647,972	96,116,458
CLASS C SHARES
Sold	247,524	3,751,403	263,940	3,873,577
Shares issued in connection with the acquisition of Morgan Stanley Balanced Income Fund and Morgan Stanley Income Builder Fund	—	—	3,602,466	52,383,187
Reinvestment of dividends	394,785	5,713,176	447,816	6,483,127
Redeemed	(1,769,134)	(26,647,806)	(1,608,685)	(23,604,763)
Net increase (decrease) – Class C	(1,126,825)	(17,183,227)	2,705,537	39,135,128
CLASS D SHARES
Sold	11,888	182,713	28,513	413,318
Shares issued in connection with the acquisition of Morgan Stanley Balanced Income Fund and Morgan Stanley Income Builder Fund	—	—	114,117	1,655,608
Reinvestment of dividends	2,915	43,209	8,286	120,209
Redeemed	(126,497)	(1,941,316)	(66,814)	(984,453)
Net increase (decrease) – Class D	(111,694)	(1,715,394)	84,102	1,204,682
Net increase (decrease) in Fund	(4,830,260)	$(73,394,430)	15,562,297	$225,411,146

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature.

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008 continued

To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JANUARY 31, 2008	FOR THE YEAR ENDED JANUARY 31, 2007
Ordinary income	$7,078,209	$3,940,876
Long-term capital gains	16,520,816	19,487,668
Total distributions	$23,599,025	$23,428,544

As of January 31, 2008, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$1,268,323
Undistributed long-term gains	11,928,288
Net accumulated earnings	13,196,611
Capital loss carryforward*	(6,938,169)
Temporary differences	(3,223)
Net unrealized appreciation	11,430,765
Total accumulated earnings	$17,685,984

* During the year ended January 31, 2008, the Fund utilized $5,875,190 of its net capital loss carryforward. As of January 31, 2008, the Fund had a net capital loss carryforward of $6,938,169, which will expire on January 31, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund’s acquisition of the assets of Morgan Stanley Income Builder Fund (‘‘Income Builder’’), the Fund obtained a net capital loss carryforward of $18,951,808 from Income Builder. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of January 31, 2008, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures and options contracts, capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

Morgan Stanley Balanced Fund

Notes to Financial Statements January 31, 2008 continued

Permanent differences, primarily due to losses on paydowns and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at January 31, 2008:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$1,767,121	$(1,767,121)	—

9.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, established a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

10.   Fund Acquisitions

On September 18, 2006, the Fund acquired all the net assets of the Morgan Stanley Balanced Income Fund (‘‘Balanced Income’’) based on the respective valuations as of the close of business on September 15, 2006 pursuant to a plan of reorganization approved by the shareholders of Balanced Income on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 1,501,467 Class A shares of the Fund at a net asset value of $14.52 per share for 1,812,244 Class A shares of Balanced Income; 5,588,566 Class B shares of the Fund at a net asset value of $14.53 per share for 6,778,119 Class B shares of Balanced Income; 2,321,112 Class C shares of the Fund at a net asset value of $14.54 per share for 2,812,414 Class C shares of Balanced Income; and 59,403 Class D shares of the Fund at a net asset value of $14.51 per share for 71,888 Class D shares of Balanced Income. The net assets of the Fund and Balanced Income immediately before the acquisition were $180,346,678 and $137,644,097, respectively, including unrealized appreciation of $7,514,281 for Balanced Income.

On September 18, 2006, the Fund acquired all the net assets of Income Builder based on the respective valuations as of the close of business on September 15, 2006 pursuant to a plan of reorganization approved by the shareholders of Income Builder on July 17, 2006. The acquisition was accomplished by a tax-free exchange of 4,259,678 Class A shares of the Fund at a net asset value of $14.52 per share for 5,120,077 Class A shares of Income Builder; 3,346,006 Class B shares of the Fund at a net asset value of $14.53 per share for 4,014,655 Class B shares of Income Builder; 1,281,354 Class C shares of the Fund at a net asset value of $14.54 per share for 1,544,850 Class C shares of Income Builder; and 54,714 Class D shares of the Fund at a net asset value of $14.51 per share for 65,721 Class D shares of Income Builder. The net assets of the Fund and Income Builder immediately before the acquisition were $180,346,678 and $129,876,337, respectively, including unrealized appreciation of $12,705,752 for Income Builder.

Immediately after both acquisitions, the combined net assets of the Fund amounted to $447,867,112.

Morgan Stanley Balanced Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JANUARY 31,
	2008		2007	2006	2005	2004
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.89		$14.57	$13.76	$12.98	$10.73
Income (loss) from investment operations:
Net investment income‡	0.32		0.30	0.24	0.21	0.18
Net realized and unrealized gain (loss)	(0.35)		1.20	1.21	0.79	2.30
Total income (loss) from investment operations	(0.03)		1.50	1.45	1.00	2.48
Less dividends and distributions from:
Net investment income	(0.35)		(0.29)	(0.27)	(0.22)	(0.23)
Net realized gain	(0.68)		(0.89)	(0.37)	—	—
Total dividends and distributions	(1.03)		(1.18)	(0.64)	(0.22)	(0.23)
Net asset value, end of period	$13.83		$14.89	$14.57	$13.76	$12.98
Total Return†	(0.42)%		10.54%	10.99%	7.80%	23.37%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.04	%(2)	1.14%	1.13%	1.13%	1.12%
Net investment income	2.10	%(2)	2.06%	1.70%	1.61%	1.58%
Supplemental Data:
Net assets, end of period, in thousands	$114,929		$125,180	$33,217	$7,017	$6,663
Portfolio turnover rate	64%		56%	52%	64%	117%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2008		2007	2006	2005	2004
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.	$14.90		$14.56	$13.75	$12.97	$10.73
Income (loss) from investment operations:
Net investment income‡	0.20		0.19	0.14	0.11	0.10
Net realized and unrealized gain (loss)	(0.35)		1.22	1.20	0.79	2.28
Total income (loss) from investment operations	(0.15)		1.41	1.34	0.90	2.38
Less dividends and distributions from:
Net investment income	(0.23)		(0.18)	(0.16)	(0.12)	(0.14)
Net realized gain	(0.68)		(0.89)	(0.37)	—	—
Total dividends and distributions	(0.91)		(1.07)	(0.53)	(0.12)	(0.14)
Net asset value, end of period	$13.84		$14.90	$14.56	$13.75	$12.97
Total Return†	(1.20)%		9.80%	10.12%	6.99%	22.37%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.79	%(2)	1.89%	1.89%	1.89%	1.88%
Net investment income	1.35	%(2)	1.31%	0.94%	0.85%	0.82%
Supplemental Data:
Net assets, end of period, in thousands	$123,951		$185,534	$84,568	$110,875	$114,960
Portfolio turnover rate	64%		56%	52%	64%	117%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2008		2007	2006	2005	2004
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.90		$14.57	$13.76	$12.98	$10.73
Income (loss) from investment operations:
Net investment income‡	0.20		0.19	0.14	0.11	0.10
Net realized and unrealized gain (loss)	(0.34)		1.21	1.20	0.79	2.29
Total income (loss) from investment operations	(0.14)		1.40	1.34	0.90	2.39
Less dividends and distributions from:
Net investment income	(0.24)		(0.18)	(0.16)	(0.12)	(0.14)
Net realized gain.	(0.68)		(0.89)	(0.37)	—	—
Total dividends and distributions	(0.92)		(1.07)	(0.53)	(0.12)	(0.14)
Net asset value, end of period	$13.84		$14.90	$14.57	$13.76	$12.98
Total Return†	(1.19)%		9.75%	10.15%	6.98%	22.43%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.79	%(2)	1.89%	1.89%	1.87%	1.88%
Net investment income	1.35	%(2)	1.31%	0.94%	0.87%	0.82%
Supplemental Data:
Net assets, end of period, in thousands	$99,121		$123,508	$81,339	$81,606	$84,840
Portfolio turnover rate	64%		56%	52%	64%	117%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2008		2007	2006	2005	2004
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.89		$14.56	$13.76	$12.97	$10.73
Income (loss) from investment operations:
Net investment income‡	0.36		0.34	0.28	0.24	0.22
Net realized and unrealized gain (loss)	(0.36)		1.21	1.19	0.80	2.28
Total income (loss) from investment operations	0.00		1.55	1.47	1.04	2.50
Less dividends and distributions from:
Net investment income	(0.39)		(0.33)	(0.30)	(0.25)	(0.26)
Net realized gain	(0.68)		(0.89)	(0.37)	—	—
Total dividends and distributions	(1.07)		(1.22)	(0.67)	(0.25)	(0.26)
Net asset value, end of period	$13.82		$14.89	$14.56	$13.76	$12.97
Total Return†	(0.23)%		10.89%	11.17%	8.14%	23.56%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.79	%(2)	0.89%	0.89%	0.89%	0.88%
Net investment income	2.35	%(2)	2.31%	1.94%	1.85%	1.82%
Supplemental Data:
Net assets, end of period, in thousands	$481		$2,181	$909	$1,083	$1,151
Portfolio turnover rate	64%		56%	52%	64%	117%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Balanced Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Balanced Fund (the ‘‘Fund’’), including the portfolio of investments, as of January 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Balanced Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 26, 2008

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.
Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Balanced Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended January 31, 2008. For corporate shareholders, 70.17% of the dividends qualified for the dividend received deduction. The Fund designated and paid $17,200,000 as a long-term capital gain distribution. 10.55% of the Fund’s dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)

For Federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended January 31, 2008. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $6,016,246 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

BGRANN IU08-01426P-Y01/08	MORGAN STANLEY FUNDS
Morgan Stanley Balanced Fund Annual Report January 31, 2008

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

(1) The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2) Not applicable.

(3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2008

	Registrant		Covered Entities(1)
Audit Fees	$42,150		N/A
Non-Audit Fees
Audit-Related Fees	$—	(2)	$6,164,000	(2)
Tax Fees	$5,803	(3)	$1,002,000	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$5,803		$7,166,000
Total	$47,953		$7,166,000

2007

	Registrant		Covered Entities(1)
Audit Fees	$41,200		N/A
Non-Audit Fees
Audit-Related Fees	$8,031	(2)	$5,200,002	(2)
Tax Fees	$5,780	(3)	$809,670	(4)
All Other Fees	$—		$—	(5)
Total Non-Audit Fees	$13,811		$6,009,672
Total	$55,011		$6,009,672

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,1

1. Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

______________
[1]

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

9

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008

10

EXHIBIT 12 A

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.

This Code of Ethics (the “Code”) for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, “Funds” and each, a “Fund”) applies to each Fund’s Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) (“Covered Officers” each of whom are set forth in Exhibit B) for the purpose of promoting:

•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.
•

full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

•	compliance with applicable laws and governmental rules and regulations;
•	prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
•	accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the

11

Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” (as defined in the Investment Company Act) of the Fund. The Fund’s and its investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors/Trustees (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must not:

•

use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

•	cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or
•

use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

12

Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund’s Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer’s family living in the same household engages in such an activity or has such a relationship. Examples of these include:

•	service or significant business relationships as a director on the board of any public or private company;
•

accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

•

any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

•

a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.	Disclosure and Compliance
•	Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;
•

each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

•

each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

13

•	it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
IV.	Reporting and Accountability

Each Covered Officer must:

•	upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;
•	annually thereafter affirm to the Boards that he has complied with the requirements of the Code;
•	not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and
•	notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

The Funds will follow these procedures in investigating and enforcing this Code:

•	the General Counsel will take all appropriate action to investigate any potential violations reported to him;
•	if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
•	any matter that the General Counsel believes is a violation will be reported to the relevant Fund’s Audit Committee;
•

if the directors/trustees/managing general partners who are not “interested persons” as defined by the Investment Company Act (the “Independent Directors/Trustees/Managing General Partners”) of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

______________
[2]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics.”

14

policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

•	the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and
•	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.
V.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds’ and their investment advisers’ and principal underwriters’ codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley’s Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

15

VIII.	Internal Use

The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date: _____________________

16

Exhibit A

Fund List

at

February 29, 2008

RETAIL FUNDS

Open-End Retail Funds

Taxable Money Market Funds

1.	Active Assets Government Securities Trust (“AA Government”)
2.	Active Assets Institutional Government Securities Trust (“AA Institutional Government”)
3.	Active Assets Institutional Money Trust (“AA Institutional Money”)
4.	Active Assets Money Trust (“AA Money”)
5.	Morgan Stanley Liquid Asset Fund Inc. (“Liquid Asset”)
6.	Morgan Stanley U.S. Government Money Market Trust (“Government Money”)

Tax-Exempt Money Market Funds

7.	Active Assets California Tax-Free Trust (“AA California”)
8.	Active Assets Tax-Free Trust (“AA Tax-Free”)
9.	Morgan Stanley California Tax-Free Daily Income Trust (“California Tax-Free Daily”)
10.	Morgan Stanley New York Municipal Money Market Trust (“New York Money”)
11.	Morgan Stanley Tax-Free Daily Income Trust (“Tax-Free Daily”)

Equity Funds

12.	Morgan Stanley Allocator Fund (“Allocator Fund”)+
13.	Morgan Stanley Capital Opportunities Trust (“Capital Opportunities”)+
14.	Morgan Stanley Diversified International Equity Fund (“Diversified International Equity”)+
15.	Morgan Stanley Diversified Large Cap Equity Fund (“Diversified Large Cap Equity”)
16.	Morgan Stanley Dividend Growth Securities Inc. (“Dividend Growth”)+
17.	Morgan Stanley Equally-Weighted S&P 500 Fund (“Equally-Weighted S&P 500”)+
18.	Morgan Stanley European Equity Fund Inc. (“European Equity”)+
19.	Morgan Stanley Financial Services Trust (“Financial Services”)+
20.	Morgan Stanley Focus Growth Fund (“Focus Growth”)+
21.	Morgan Stanley Fundamental Value Fund (“Fundamental Value”)+

17

22.	Morgan Stanley FX Series – FX Alpha Plus Strategy Portfolio (“Alpha Plus”)+
23.	Morgan Stanley FX Series – FX Alpha Strategy Portfolio (“Alpha”)+
24.	Morgan Stanley Global Advantage Fund (“Global Advantage”)+
25.	Morgan Stanley Global Dividend Growth Securities (“Global Dividend Growth”)+
26.	Morgan Stanley Health Sciences Trust (“Health Sciences”)+
27.	Morgan Stanley Institutional Strategies Fund (“Institutional Strategies”)+
28.	Morgan Stanley International Fund (“International Fund”)+
29.	Morgan Stanley International SmallCap Fund (“International SmallCap”)+
30.	Morgan Stanley International Value Equity Fund (“International Value”)+
31.	Morgan Stanley Japan Fund (“Japan Fund”)+
32.	Morgan Stanley Mid Cap Growth Fund (“Mid Cap Growth”)+
33.	Morgan Stanley Mid-Cap Value Fund (“Mid-Cap Value”)+
34.	Morgan Stanley Multi-Asset Class Fund (“Multi-Asset Class”)+
35.	Morgan Stanley Nasdaq-100 Index Fund (“Nasdaq-100”)+
36.	Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”)+
37.	Morgan Stanley Pacific Growth Fund Inc. (“Pacific Growth”)+
38.	Morgan Stanley Real Estate Fund (“Real Estate”)+
39.	Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value”)+
40.	Morgan Stanley S&P 500 Index Fund (“S&P500 Index”)+
41.	Morgan Stanley Special Growth Fund (“Special Growth”)+
42.	Morgan Stanley Special Value Fund (“Special Value”)+
43.	Morgan Stanley Technology Fund (“Technology”)+
44.	Morgan Stanley Total Market Index Fund (“Total Market Index”)+
45.	Morgan Stanley Utilities Fund (“Utilities Fund”)+
46.	Morgan Stanley Value Fund (“Value Fund”)+

Balanced Funds

47.	Morgan Stanley Balanced Fund (“Balanced”)+

Asset Allocation Fund

48.	Morgan Stanley Strategist Fund (“Strategist Fund”)+

Taxable Fixed-Income Funds

49.	Morgan Stanley Convertible Securities Trust (“Convertible Securities”)+
50.	Morgan Stanley Flexible Income Trust (“Flexible Income”)+
51.	Morgan Stanley Income Trust (“Income Trust”)+
52.	Morgan Stanley High Yield Securities Inc. (“High Yield Securities”)+
53.	Morgan Stanley Limited Duration Fund (“Limited Duration Fund”)
54.	Morgan Stanley Limited Duration U.S. Treasury Trust (“Limited Duration Treasury”)
55.	Morgan Stanley Mortgage Securities Trust (“Mortgage Securities”)+

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56.	Morgan Stanley U.S. Government Securities Trust (“Government Securities”)+

Tax-Exempt Fixed-Income Funds

57.	Morgan Stanley California Tax-Free Income Fund (“California Tax-Free”)+
58.	Morgan Stanley Limited Term Municipal Trust (“Limited Term Municipal”)
59.	Morgan Stanley New York Tax-Free Income Fund (“New York Tax-Free”)+
60.	Morgan Stanley Tax-Exempt Securities Trust (“Tax-Exempt Securities”)+

Special Purpose Funds

61.	Morgan Stanley Select Dimensions Investment Series (“Select Dimensions”)
•	Balanced Portfolio
•	Capital Opportunities Portfolio
•	Developing Growth Portfolio
•	Dividend Growth Portfolio
•	Equally-Weighted S&P 500 Portfolio
•	Flexible Income Portfolio
•	Focus Growth Portfolio
•	Global Equity Portfolio
•	Growth Portfolio
•	Money Market Portfolio
•	Utilities Portfolio
62.	Morgan Stanley Variable Investment Series (“Variable Investment”)
•	Aggressive Equity Portfolio
•	Dividend Growth Portfolio
•	Equity Portfolio
•	European Growth Portfolio
•	Global Advantage Portfolio
•	Global Dividend Growth Portfolio
•	High Yield Portfolio
•	Income Builder Portfolio
•	Limited Duration Portfolio
•	Money Market Portfolio
•	Income Plus Portfolio
•	S&P 500 Index Portfolio
•	Strategist Portfolio
•	Utilities Portfolio

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Closed-End Retail Funds

Taxable Fixed-Income Closed-End Funds

63.	Morgan Stanley Income Securities Inc. (“Income Securities”)
64.	Morgan Stanley Prime Income Trust (“Prime Income”)

Tax-Exempt Fixed-Income Closed-End Funds

65.	Morgan Stanley California Insured Municipal Income Trust (“California Insured Municipal”)
66.	Morgan Stanley California Quality Municipal Securities (“California Quality Municipal”)
67.	Morgan Stanley Insured California Municipal Securities (“Insured California Securities”)
68.	Morgan Stanley Insured Municipal Bond Trust (“Insured Municipal Bond”)
69.	Morgan Stanley Insured Municipal Income Trust (“Insured Municipal Income”)
70.	Morgan Stanley Insured Municipal Securities (“Insured Municipal Securities”)
71.	Morgan Stanley Insured Municipal Trust (“Insured Municipal Trust”)
72.	Morgan Stanley Municipal Income Opportunities Trust (“Municipal Opportunities”)
73.	Morgan Stanley Municipal Income Opportunities Trust II (“Municipal Opportunities II”)
74.	Morgan Stanley Municipal Income Opportunities Trust III (“Municipal Opportunities III”)
75.	Morgan Stanley Municipal Premium Income Trust (“Municipal Premium”)
76.	Morgan Stanley New York Quality Municipal Securities (“New York Quality Municipal”)
77.	Morgan Stanley Quality Municipal Income Trust (“Quality Municipal Income”)
78.	Morgan Stanley Quality Municipal Investment Trust (“Quality Municipal Investment”)
79.	Morgan Stanley Quality Municipal Securities (“Quality Municipal Securities”)

+- Denotes Retail Multi-Class Fund

INSTITUTIONAL FUNDS

Open-End Institutional Funds

1.	Morgan Stanley Institutional Fund, Inc. (“Institutional Fund Inc.”)

Active Portfolios:

•	Active International Allocation Portfolio
•	Emerging Markets Portfolio
•	Emerging Markets Debt Portfolio
•	Focus Equity Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio

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•	Global Value Equity Portfolio
•	International Equity Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	International Real Estate Portfolio
•	International Small Cap Portfolio
•	Large Cap Relative Value Portfolio
•	Money Market Portfolio
•	Municipal Money Market Portfolio
•	Small Company Growth Portfolio
•	Systematic Active large Cap Core Portfolio
•	Systematic Active Small Cap Core Portfolio
•	Systematic Active Small Cap Growth Portfolio
•	Systematic Active Small Cap Value Portfolio
•	U.S. Large Cap Growth Portfolio
•	U.S. Real Estate Portfolio

Inactive Portfolios*:

•	China Growth Portfolio
•	Gold Portfolio
•	Large Cap Relative Value Portfolio
•	MicroCap Portfolio
•	Mortgage-Backed Securities Portfolio
•	Municipal Bond Portfolio
•	U.S. Equity Plus Portfolio
2.	Morgan Stanley Institutional Fund Trust (“Institutional Fund Trust”)

Active Portfolios:

•	Advisory Portfolio
•	Advisory Foreign Fixed Income II Portfolio
•	Advisory Foreign Fixed Income Portfolio
•	Balanced Portfolio
•	Core Fixed Income Portfolio
•	Core Plus Fixed Income Portfolio
•	Equity Portfolio
•	Equity Plus Portfolio
•	High Yield Portfolio
•	Intermediate Duration Portfolio
______________
*	Have not commenced or have ceased operations

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•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Limited Duration Portfolio
•	Long Duration Fixed Income Portfolio
•	Mid-Cap Growth Portfolio
•	Municipal Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Small-Cap Value Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Plus Portfolio
•	Growth Portfolio
•	Investment Grade Credit Advisory Portfolio
•	Mortgage Advisory Portfolio
•	New York Municipal Portfolio
•	Targeted Duration Portfolio
•	Value II Portfolio
3.	The Universal Institutional Funds, Inc. (“Universal Funds”)

Active Portfolios:

•	Core Plus Fixed Income Portfolio
•	Emerging Markets Debt Portfolio
•	Emerging Markets Equity Portfolio
•	Equity and Income Portfolio
•	Equity Growth Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	High Yield Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	Mid-Cap Growth Portfolio
•	Small Company Growth Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Real Estate Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Portfolio

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•	Capital Preservation Portfolio
•	Core Equity Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Latin American Portfolio
•	Multi-Asset Class Portfolio
•	Targeted Duration Portfolio
4.	Morgan Stanley Institutional Liquidity Funds (“Liquidity Funds”)

Active Portfolios:

•	Government Portfolio
•	Money Market Portfolio
•	Prime Portfolio
•	Tax-Exempt Portfolio
•	Treasury Portfolio

Inactive Portfolios*:

•	Government Securities Portfolio
•	Treasury Securities Portfolio

Closed-End Institutional Funds

5.	Morgan Stanley Asia-Pacific Fund, Inc. (“Asia-Pacific Fund”)
6.	Morgan Stanley Eastern Europe Fund, Inc. (“Eastern Europe”)
7.	Morgan Stanley Emerging Markets Debt Fund, Inc. (“Emerging Markets Debt”)
8.	Morgan Stanley Emerging Markets Fund, Inc. (“Emerging Markets Fund”)
9.	Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity”)
10.	Morgan Stanley High Yield Fund, Inc. (“High Yield Fund”)
11.	The Latin American Discovery Fund, Inc. (“Latin American Discovery”)
12.	The Malaysia Fund, Inc. (“Malaysia Fund”)
13.	The Thai Fund, Inc. (“Thai Fund”)
14.	The Turkish Investment Fund, Inc. (“Turkish Investment”)
15.	India Investment Fund (“India Investment”)

Closed-End Fund of Hedge Funds

16.	Morgan Stanley Institutional Fund of Hedge Funds (“Fund of Hedge Funds”)
______________
*	Have not commenced or have ceased operations

23

In Registration

Morgan Stanley Retail Funds

1.	Morgan Stanley American Franchise Fund

Funds of Hedge Funds

1.	Morgan Stanley Absolute Return Fund
2.	Morgan Stanley Institutional Fund of Hedge Funds II

24

EXHIBIT B

Institutional Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

Retail Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

Francis Smith – Chief Financial Officer and Treasurer

Morgan Stanley India Investment Fund, Inc.

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

25

EXHIBIT C

General Counsel

Arthur Lev

26

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Balanced Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

27

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: March 20, 2008
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

28

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Balanced Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

29

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: March 20, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer

30

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Balanced Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended January 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 20, 2008	/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Balanced Fund and will be retained by Morgan Stanley Balanced Fund and furnished to the Securities and Exchange Commission or its staff upon request.

31

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Balanced Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended January 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 20, 2008	/s/ Francis Smith
Francis Smith
Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Balanced Fund and will be retained by Morgan Stanley Balanced Fund and furnished to the Securities and Exchange Commission or its staff upon request.

32